Financial Assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Statement of financial position [abstract]
Summary of classification of borrowings

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Non-Current
Borrowings	389,096	294,415	—

Total non-current	389,096	294,415	—

Current
Borrowings	62,317	10,352	—

Total current	62,317	10,352	—

Total Borrowings	451,413	304,767	—

Summary of maturities of borrowings (excluding lease liabilities) and exposure to interest rates
The maturities of the Company’s borrowings (excluding lease liabilities) and its exposure to interest rates are as follow:

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Fixed rate
Less than one year	43,370	4,841	—
One to two years	200,172	14,721	—
Three to five years	44,932	132,486	—

	288,474	152,048	—
Floating rates
Less than one year	18,947	5,5111	—
One to two years	99,060	14,721	—
Three to five years	44,932	132,487	—

	162,939	152,719	—

Summary of detailed information about borrowings
The following table details the carrying amount of borrowings as of December 31, 2019:

Subsidiary (1)	Bank	Subscription date	Currency	Amount of principal	Interest	Rate	Expiration	Carrying amount
Vista Argentina	Banco Galicia, Banco Itáu Unibanco, Banco Santander Rio y Citibank NA (1)	July, 2018	US	150,000	Floating	Libor + 4,5%	July, 2023	306,199
				150,000	Fixed	8%
Vista Argentina	Banco de la Ciudad de Buenos Aires	March, 2019	US	7,000	Fixed	7%	March, 2020	7,007
Vista Argentina	Banco BBVA Argentina S.A.	July, 2019	US	15,000	Fixed	9.4%	July, 2022	15,236
Vista Argentina	Banco BBVA Argentina S.A.	December 2019	ARS	725,000	Fixed	62%	March, 2020	12,496
Vista Argentina	Banco de Galicia y Buenos Aires S.A.	December 2019	ARS	600,000	Floating	Badlar + 8.25%	March, 2021	10,289

(1)
During the term of the loan, the Company through its subsidiaries Vita Argentina, Vista Holding I and Vista Holding II, must comply with the following restrictions, according to the parameters defined in the loan contract.

Subsidiary	Documents	Subscription date	Currency	Amount of principal	Interest	Rate	Expiration	Carrying amount
Vista Argentina	Negotiable Obligations	July 2019	US	50,000	Fixed	7.88%	July 2021	50,109
Vista Argentina	Negotiable Obligations	August 2019	US	50,000	Fixed	8.5%	August 2022	50,077

Summary of reconciliation of liabilities arising from financing activities
The movements in the borrowings are as follows:

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Balance at the beginning of the periods/year	304,767	—	—	—
Balance of financial liability as of April 4, 2018 of VISTA related to Series A shares	—	647,083	—	—
Proceeds from the bridge loan (1)	—	260,000	—	—
Payment of bridge loan transaction costs	—	(11,904)	—	—
Payment of bridge loan (1)	—	(260,000)	—	—
Proceeds from loans	234,728	300,000	—	—
Payment of loans transaction costs	(1,274)	(8,333)	—	—
Payment of redemption of Series A shares (Note 20.1)	—	(204,590)	—	—
Capitalization of liability related to Series A shares (2)	—	(442,491)	—	—
Interes expense (2) (Note 11.2)	34,159	15,546	—	—
Payment of borrowings’ interests	(32,438)	(5,018)	—	—
Payment of borrowings’ principal	(90,233)	—	—	—
Costs of early settlements of borrowings and amortized cost (Note 11.3)	2,076	14,474	—	—
Foreing currency exchange difference	(372)

At the end of the period/year	451,413	304,767	—	—

(1)
On April 4, 2018, the Company subscribed a bridge loan agreement with Citibank, NA, Credit Suisse AG and Morgan Stanley Senior Funding, Inc., as
co-lenders,
for an amount of 260,000 in order to pay a portion of the price of acquisition of the shares of APCO and APCO Argentina. Such loan originated transaction costs for an amount of 11,904. The loan had an expiration date on February 11, 2019 and bore interest of 3.25% to be increased on a quarterly basis reaching 5% at the expiration date. The repayment of the entire principal would occur on the final maturity date. The repayment of the entire principal and interest accrued occurred on July 19, 2018.

This loan was prepaid on July 19, 2018, when a new financing was obtained through its Argentine subsidiary as explained in item 2). Consequently, the collateral in favor of the lenders was released. As of that date, the remaining amount of deferred expenses related to this loan for 11,904 were recognized in profit or loss.

(2)	Non-cash movement

Schedule of warrants liability
In accordance with IFRS, a contract to issue a variable number of shares should be classified as a financial liability and measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss and comprehensive income.

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Non-Current
Warrants	16,860	23,700	—

Total non-current	16,860	23,700	—

Summary of financial instruments by category
The following chart presents financial instruments by category:

As of December 31, 2019	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Assets
American government bonds (Note 22)	7,882	—	7,882
Natural gas surplus injection stimulus program (Note 16)	3,600	—	3,600
Advances and loans to employees (Note 16)	772	—	772

Total non-current financial assets	12,254	—	12,254

Cash and banks (Note 19)	139,931	—	139,931
Short term investments (Note 19)	111,314	8,783	120,097
Receivables from oil and gas sales (Note 16)	52,676	—	52,676
Natural gas surplus injection stimulus program (Note 16)	7,797	—	7,797
Receivables to third parties (Note 16)	3,797	—	3,797
Related parties (Note 16)	3,169	—	3,169
Loans to third parties (Note 16)	1,241	—	1,241
Price stability program of NGL (Note 16)	480	—	480
Director’s advances and loans to employees (Note 16)	284	—	284
Balances with joint operations (Note 16)	14	—	14
Checks to be deposited (Note 16)	3	—	3
Others (Note 16)	730	—	730

Total current financial assets	321,436	8,783	330,219

Liabilities
Borrowings (Note 17.1)	389,096	—	389,096
Warrants (Note 17.3)	—	16,860	16,860
Leases liabilities (Note 2.2)	9,372	—	9,372
Accounts payable and accrued liabilities (Note 25)	419	—	419

Total non-current financial liabilities	398,887	16,860	415,747
Accounts payable and accrued liabilities (Note 25)	98,269	—	98,269
Borrowings (Note 17.1)	62,317	—	62,317
Leases liabilities (Note 2.2)	7,395	—	7,395

Total current financial liabilities	167,981	—	167,981

As of December 31, 2018	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Assets
Natural gas surplus injection stimulus program credit (Note 16)	9,049	—	9,049

Total non-current Financial assets	9,049	—	9,049

Cash and bank (Note 19)	13,254	—	13,254
Short term investments (Note 19)	38,862	28,792	67,654
Receivables from oil and gas sales, net (Note 16)	55,032	—	55,032
Checks to be deposited (Note 16)	883	—	883
Natural gas surplus injection stimulus program (Note 16)	6,899	—	6,899
Receivables to third parties (Note 16)	2,850	—	2,850
Director’s advances and loans to employees (Note 16)	1,818	—	1,818
Grants on propane credit (Note 16)	982	—	982
Related parties (Note 16)	186	—	186
Price stability program of NGL (Note 16)	151	—	151
Others (Note 16)	786	—	786

Total current financial assets	121,703	28,792	150,495

Liabilities
Accounts payable and accrued liabilities (Note 25)	1,007	—	1,007
Financial Liabilities (Note 17.1)	294,415	—	294,415
Warrants (Note 17.3)	—	23,700	23,700

Total non-current financial liabilities	295,422	23,700	319,122

Accounts payable and accrued liabilities (Note 25)	84,334	—	84,334
Financial Liabilities (Note 17.1)	10,352	—	10,352
Warrants (Note 17.3)	—	—	—

Total current financial liabilities	94,686	—	94,686

As of December 31, 2017	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Assets
Natural gas surplus injection stimulus program (Note 16)	—	—	—
Mandatory save credit (Note 16)	207	—	207

Total non-current Financial assets	207	—	207

Cash and bank (Note 19)	184	—	184
Short term investments (Note 19)	17,180	19,471	36,651
Receivables from oil and gas sales, net (Note 16)	3,898	—	3,898
Checks to be deposited (Note 16)	8,323	—	8,323
Natural gas surplus injection stimulus program (Note 16)	14,366	—	14,366
Receivables to third parties (Note 16)	1,252	—	1,252
Director’s advances and loans to employees (Note 16)	22	—	22
Grants on propane credit (Note 16)	753	—	753
Related parties (Note 16)	27,295	—	27,295
Price stability program of NGL (Note 16)	218	—	218
Balance with joint operations (Note 16)	38	—	38
Others (Note 16)	26	—	26

Total current financial assets	73,555	19,471	93,026

Liabilities
Accounts payable and accrued liabilities (Note 25)	20,990	—	20,990
Financial Liabilities (Note 17.1)	—	—	—
Warrants (Note 17.3)	—	—	—

Total current financial liabilities	20,990	—	20,990

Summary of financial income and expense
For the year ended December 31, 2019:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	3,770	—	3,770
Interest expense (Note 11.2)	(34,163)	—	(34,163)
Cost of early settlements of borrowings and amortized cost (Note 11.3)	(2,076)	—	(2,076)
Changes in the fair value of Warrants (Note 11.3)	—	6,840	6,840
Foreign currency exchange difference, net (Note 11.3)	(2,991)	—	(2,991)
Effect on discount on assets and liabilities at present value (Note 11.3)	(10)	—	(10)
Changes in the fair value of the financial assets (Nota 11.3)	—	873	873
Interest expense leases (Note 11.3)	(1,561)	—	(1,561)
Unwinding of discount on asset retirement obligation (Note 11.3)	(1,723)	—	(1,723)
Other financial results (Note 11.3)	(67)	—	(67)

Total	(38,821)	7,713	(31,108)

For the period from April 4, 2018 through December 31, 2018:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	2,532	—	2,532
Interest expense (Note 11.2)	(15,746)	—	(15,746)
Foreign currency exchange difference, net (Note 11.3)	3,005	—	3,005
Changes in the fair value of Warrants (Note 11.3)	—	(8,860)	(8,860)
Changes in the fair value of government bonds and mutual funds (Note 11.3)
Cost of early settlements of borrowings and amortized cost (Note 11.3)	(14,474)	—	(14,474)
Effect on discount on assets and liabilities at present value (Note 11.3)	(2,743)	—	(2,743)
Unwinding of discount on asset retirement obligation (Note 11.3)	(897)	—	(897)
Other	(366)	—	(366)

Total	(28,689)	(8,860)	(36,630)

For the period from January 1, 2018 through April 3, 2018:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	239	—	239
Interest expense (Note 11.2)	(23)	—	(23)
Foreign currency exchange difference, net (Note 11.3)	(995)	—	(995)
Results from financial instruments at fair value (Note 11.3)	—	69	69
Changes in the fair value of government bonds and mutual funds (Note 11.3)	—	—	—
Cost of early settlements of borrowings and amortized cost (Note 11.3)	—	—	—
Effect on discount on assets and liabilities at present value (Note 11.3)	—	—	—
Unwinding of discount on asset retirement obligation (Note 11.3)	(233)	—	(233)

Total	(1,012)	69	(943)

For the year ended December 31, 2017:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	166	—	166
Interest expense (Note 11.2)	(18)	—	(18)
Foreign currency exchange difference, net (Note 11.3)	(1,506)	—	(1,506)
Results from financial instruments at fair value (Note 11.3)	—	1,206	1,206
Changes in the fair value of government bonds and mutual funds (Note 11.3)	—	—	—
Cost of early settlements of borrowings and amortized cost (Note 11.3)	—	—	—
Effect on discount on assets and liabilities at present value (Note 11.3)	—	—	—
Unwinding of discount on asset retirement obligation (Note 11.3)	(815)	—	(815)
Other (Note 11.3)	679	—	679

Total	(1,494)	1,206	(288)

Summary of financial assets and liabilities measured at fair value
The following table shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2019, December 31, 2018, and December 31, 2017:

As of December 31, 2019	Level 1	Level 2	Level 3	Total
Assets
Financial assets at FVTPL
Government bonds and mutual funds	8,783	—	—	8,783

Total assets	8,783	—	—	8,783

As of December 31, 2019	Level 1	Level 2	Level 3	Total
Liabilities
Financial liabilities at FVTPL
Warrants	—	—	16,860	16,860

Total liabilities	—	—	16,860	16,860

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Assets
Financial assets at FVTPL
Government bonds and mutual funds	28,792	—	—	28,792

Total assets	28,792	—	—	28,792

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Liabilities
Financial liabilities at FVTPL
Warrants	—	—	23,700	23,700

Total liabilities	—	—	23,700	23,700

As of December 31, 2017	Level 1	Level 2	Level 3	Total
Assets
Financial assets at FVTPL
Government bonds and notes	17,349	—	—	17,349
Mutual funds	2,122			2,122

Total assets	19,471	—	—	19,471

Summary of weighted average assumptions used to estimate fair value
The following weighted average assumptions were used to estimate the fair value of the warrant liability as of December 31, 2019 and December 31, 2018:

	As of December 31, 2019	As of December 31, 2018
Annualized volatility	22.941%	26.675%
Domestic risk-free interest rate	6.562%	8.575%
Foreign risk-free interest rate	1.697%	2.537%
Expected life of warrants in years	3.31 years	4.27 years

Reconciliation of level 3 fair value measurements

Reconciliation of Level 3 fair value measurements	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
Balance of warrant liability as of the beginning of the year	23,700	14,840	—
Total change in fair value of warrants:
(loss) or profit (Note 11.3)	(6,840)	8,860	—

Closing balance (Note 17.3)	16,860	23,700	—

Summary of fair value of liabilities

As of December 31, 2019	Carrying amount	Fair Value	Level
Liabilities
Borrowings	451,413	416,845	2

Total liabilities	451,413	416,845

As of December 31, 2018	Carrying amount	Fair Value	Level
Liabilities
Borrowings	304,767	286,734	2

Total liabilities	304,767	286,734

Summary of effect of change in foreign exchange rates

	Consolidated Successor As of December 31, 2019	Consolidated Successor As of December 31, 2018	Predecessor As of April 3, 2018	Predecessor As of December 31, 2017
Change in Argentine Peso Rate	+/- 33%	+/ -28%	+/ -30%	+/ -17%
Effect in profit before tax	(20,350)/20,350	(12,697)/12,697	(10,381)/10,381	(5,617)/ 5,617
Effect in pre-tax equity	(20,350)/20,350	(12,697)/12,697	(10,381)/10,381	(5,617)/ 5,617

Summary of sensitivity analysis for types of market risk

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Change in Government bonds	+/ -10%	+/ -10%	+/ -10%	+/ -10%
Effect in profit before tax	530	1,329	1,213	1,513
Change in Mutual funds	+/ -10%	+/ -10%	+/ -10%	+/ -10%
Effect in profit before tax	366	5,096	1,587	212

Summary of detailed information about concentration of risk that arises from contracts within scope of IFRS 17
The Company has the following credit risk concentration regarding its participation on all trade receivables as of and on revenues for the periods/year:

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Percentages on total trade receivables:
Customers
Raizen Argentina S.A. (previously Shell Cía. Argentina de Petróleo S.A)	34%	31%	—
Trafigura Argentina S.A.	31%	35%	—
Camuzzi Gas Pampeana, S.A.	16%	8%
Pampa Energía S.A.	—%	—%	52%
Pampa Comercializadora S.A.	—%	—%	16%

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Percentages on revenues from contracts with customers by product:
Oil Market
Raizen Argentina S.A. (previusly Shell Cía. Argentina de Petróleo S.A)	53%	40%	—%

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Trafigura Argentina S.A.	45%	34%	—%
Pampa Energía S.A.	—%	13%	100%
YPF S.A.	—%	12%	—%
Natural Gas
Rafael G. Albanesi S.A.	22%	26%	—%
Camuzzi Gas Pampena S.A.	22%	6%	—%
Metroenergía S.A.	14%	3%	—%
Cía. Inversora de Energía S.A.	7%	13%	—%
San Atanasio Energía S.A.	2%	10%	—%
Pampa Comercializadora S.A.	—%	—%	23%
Pampa Energía S.A.	—%	—%	66%
Total Gas Marketing Cono Sur S.A.	—%	—%	11%

Summary of credit risk exposure
Set out below is the information about the credit risk exposure on the Company ’s trade receivables:

Successor-December 31, 2019	Current	<90 days	90–365 days	>365 days	Total
Estimated total gross carrying amount at default	46,490	6,189	100	—	52,779
Expected credit loss	—	—	(100)	—	(100)

					52,679

Successor-December 31, 2018	Current	<90 days	90–365 days	>365 days	Total
Estimated total gross carrying amount at default	44,374	7,965	3,833	—	56,172
Expected credit loss	—	—	(257)	—	(257)

					55,915

Predecessor-December 31, 2017	Current	<90 days	90–365 days	>365 days	Total
Estimated total gross carrying amount at default	38,261	678	—	6,161	45,100
Expected credit loss	—	—	—	6,161	6,161

					51,261

Summary of managing liquidity risk
The determination of the Company’s liquidity index as of December 31, 2019, December 31, 2018 and December 31, 2017 is detailed below:

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor - December 31, 2017
Current assets	372,571	185,145	101,324
Current liabilities	193,036	134,118	32,143

Liquidity Index	1.930	1.380	3.152

Summary of contractual undiscounted cash flows of financial liabilities
The amounts shown in the table are the contractual undiscounted cash flows.

As of December 31, 2019	Financial liabilities excluding borrowings	Borrowings	Total
Not yet due:
Less than one year	105,664	62,317	167,981
One to two years	5,334	299,232	304,566
Two to five years	21,317	89,864	111,181

Total	132,315	451,413	583,728

As of December 31, 2018	Financial liabilities excluding borrowings	Borrowings	Total
Not yet due:
Less than one year	84,334	10,352	94,686
One to two years	1,007	26,471	27,478
Two to five years	23,700	267,944	291,644

Total	109,041	304,767	413,808

As of December 31, 2017	Financial liabilities excluding borrowings	Borrowings	Total
Not yet due:
Less than one year	31,291	—	31,291
One to two years	852	—	852
Two to five years	4,945	—	4,945
More than five years	15,642	—	15,642

Total	52,730	—	52,730